Subsequent Events (Details) - USD ($) $ in Thousands			3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2026	Jan. 28, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization and Nature of Operations
Revenues			$ 4,430			$ 5,446			$ 21,618	$ 8,495
Accounting Changes and Error Corrections | Revision of revenue
Organization and Nature of Operations
Revenues				$ 471	$ 750	$ 170	$ 920	$ 1,400
Restricted stock unit
Organization and Nature of Operations
Aggregate fair value		$ 88
Vesting period		1 year
Subsequent event | Restricted stock unit
Organization and Nature of Operations
Aggregate fair value		$ 100
Vesting period	1 year	1 year